Contracts and Agreements (Details Narrative 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenues	$ 148,054	$ 239,539	$ 1,267,036	$ 314,175
NCI Pet [Member]
Revenues	148,054	239,539
Patheon [Member]
Agreement expense	$ 786,000	$ 786,000